Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
A reconciliation of net assets available for benefits per the financial statements to the Form 5500 is as follows:

	As of December 31,
	2025	2024
	(In $ thousands)
Net assets available for benefits per the financial statements	1,240,289	1,010,707
Contributions receivable - employer	(22,110)	(17,554)
Accrued administrative expenses	(228)	(326)
Net assets available for benefits per Form 5500	1,217,951	992,827
A reconciliation of the net increase (decrease) in net assets per the financial statements for the year ended December 31, 2025 to the Form 5500 is as follows:

(In $ thousands)
Net increase (decrease) in net assets per the financial statements	229,582
Change in accrued contributions receivable - employer	(4,556)
Change in accrued administrative expenses	98
Net increase (decrease) in net assets per Form 5500	225,124
The reconciling items noted above are due to the difference in the method of accounting used in preparing the Form 5500 as compared to the Plan's financial statements.